Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Basic Earnings Per Common Share
Net income		$ 13,537	$ 7,754
Dividends on preferred shares and distributions on other equity instruments		(231)	(244)
Net income available to common shareholders		$ 13,306	$ 7,510
Weighted-average number of common shares outstanding		663,990	647,163
Basic earnings per common share		$ 20.04	$ 11.6
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments		$ 13,306	$ 7,510
Weighted-average number of common shares outstanding		663,990	647,163
Effect of dilutive instruments
Stock options potentially exercisable	[1]	5,178	6,403
Common shares potentially repurchased		(3,461)	(4,890)
Weighted-average number of diluted common shares outstanding		665,707	648,676
Diluted earnings per common share		$ 19.99	$ 11.58

[1]	In computing diluted earnings per share, we excluded average stock options outstanding of 943,741 with a weighted-average exercise price of $143.52 for the year ended October 31, 2022. For the year ended October 31, 2021, we did not exclude any stock options outstanding as the average share price for the year exceeded the exercise price.